Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT3-0726
1.9904918.104
Asset-Backed Securities - 15.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 15.8%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	59,792	59,851
AFFRM Series 2026-X1 Class A, 4.27% 4/15/2031 (b)	190,000	190,041
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	95,609	96,019
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	115,055	115,053
ARI Fleet Lease Trust Series 2025-B Class A2, 4.59% 3/15/2034 (b)	107,746	108,014
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (b)	100,000	99,654
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	26,236	26,255
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	170,000	169,899
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	130,000	129,601
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	71,357	71,455
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	215,000	215,584
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	8,270	8,276
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	150,000	149,433
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	143,488	143,349
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	187,421	188,488
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	2,988	2,989
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	18,522	18,541
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	32,841	32,897
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	82,866	82,972
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	112,418	112,329
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	140,000	139,981
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	55,000	54,897
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	157,694	158,167
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	364	364
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	42,293	42,334
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	202,692	202,644
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	215,000	214,777
Carvana Auto Receivables Trust Series 2026-P2 Class A2, 4.4% 8/10/2029	140,000	140,083
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	262,012	263,611
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	9,592	9,597
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	175,000	175,481
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	48,208	48,300
Dell Equipment Finance Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	200,000	200,890
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	37,627	37,680
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	97,483	97,470
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	15,160	15,191
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	73,359	73,549
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	80,825	81,006
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,012	3,017
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	162,743	163,453
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	35,000	34,966
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	49,426	49,588
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	6,432	6,435
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	38,673	38,977
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	79,314	79,693
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	7,421	7,431
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	33,484	33,550
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	47,855	47,956
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	108,275	108,519
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	179,350	179,778
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (b)	250,000	250,055
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	5,249	5,251
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	32,718	32,738
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	106,927	106,928
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	100,000	100,343
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	172,483	172,765
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	300,000	300,445
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	141,863	141,957
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	22,258	22,271
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	32,440	32,487
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	9,009	9,015
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	44,119	44,173
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	180,000	181,768
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	40,831	40,893
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	46,893	46,930
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,300
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	54,745	54,940
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	43,863	43,906
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	100,825	100,873
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	170,000	170,108
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7929% 6/15/2028 (b)(c)(d)	126,000	126,038
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,349
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	100,000	100,175
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	64,250	64,336
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	98,294	98,585
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	39,146	39,190
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	180,000	180,799
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	62,417	62,484
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	26,196	26,257
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	37,829	37,862
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	71,215	71,345
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (b)	200,000	200,157
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	5,690	5,692
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	50,466	50,536
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	136,789	136,716
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	58,050	58,178
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	172,776	173,163
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	170,000	170,191
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	43,047	43,153
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	15,295	15,306
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	8,165	8,170
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	144,258	144,916
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	99,860	99,936
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	69,509	69,664
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	6,976	6,982
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	42,194	42,297
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	73,190	73,588
RCKT Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	29,566	29,619
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)	89,663	89,772
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	100,000	99,997
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)	77,059	76,978
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	11,738	11,757
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	10,921	10,926
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	115,000	114,921
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	48,839	48,902
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	170,801	171,289
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	83,293	83,266
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	9,563	9,569
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	27,705	27,809
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	39,270	39,326
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	142,730	142,763
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	180,000	179,574
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	129,539	129,662
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	160,218	160,470
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	104,000	103,935
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	158,761	158,715
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	77,475	77,580
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	180,000	179,693
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	110,430	110,483
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	8,543	8,549
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	122,127	121,898
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	180,000	179,513
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	53,061	53,095
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	115,373	115,396
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	90,000	90,278
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	78,368	79,051
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	26,517	26,543
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	165,000	165,153
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	124,299	125,343
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	198,240	199,966
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	172,420	173,462
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	85,565	85,700
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	64,359	64,422
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	101,921	101,960
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	49,444	49,623
World Omni Auto Receivables Trust Series 2024-A Class A3, 4.86% 3/15/2029	178,858	179,616
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	15,810	15,819
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	115,320	115,638
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	95,920	95,945
TOTAL UNITED STATES		13,038,272
TOTAL ASSET-BACKED SECURITIES (Cost $13,042,249)		13,038,272

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	41,231	40,467
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(d)	100,000	97,960
TOTAL UNITED STATES		138,427
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,127)		138,427

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(d)	105,000	105,427
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(d)	207,250	206,927
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(d)	95,032	94,913
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (b)	63,399	63,577
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(d)	90,535	90,648
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(d)	61,837	61,894
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(d)	100,000	100,063
TOTAL UNITED STATES		723,449
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $722,588)		723,449

Non-Convertible Corporate Bonds - 49.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	105,000	105,071
CANADA - 6.2%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.55% 7/26/2027 (b)	241,000	238,716
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd 3.85% 6/1/2027	240,000	238,995
Enbridge Inc 3.7% 7/15/2027	303,000	300,903
Enbridge Inc 5.9% 11/15/2026	91,000	91,560
TOTAL ENERGY		631,458
Financials - 5.1%
Banks - 5.1%
Bank of Montreal 4.547% 6/2/2029 (d)	200,000	200,116
Bank of Montreal 4.567% 9/10/2027 (d)	216,000	216,081
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	245,000	245,345
Bank of Nova Scotia/The 2.7% 8/3/2026	120,000	119,721
Bank of Nova Scotia/The 2.951% 3/11/2027	100,000	99,111
Bank of Nova Scotia/The 4.404% 9/8/2028 (d)	170,000	170,026
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	200,000	200,037
Bank of Nova Scotia/The 5.35% 12/7/2026	146,000	146,924
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	160,000	160,317
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 4.6379% 9/8/2028 (c)(d)	183,000	183,911
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (d)	239,000	239,064
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (d)	150,000	150,446
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	146,000	146,271
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	160,000	160,439
National Bank of Canada 4.166% 1/20/2029 (d)	251,000	249,900
Royal Bank of Canada 4.51% 10/18/2027 (d)	140,000	140,088
Royal Bank of Canada 5.069% 7/23/2027 (d)	100,000	100,113
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.3327% 10/18/2027 (c)(d)	200,000	199,982
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 4.4727% 10/18/2028 (c)(d)	150,000	150,437
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	210,000	210,248
Toronto Dominion Bank 1.25% 9/10/2026	140,000	138,929
Toronto Dominion Bank 4.568% 12/17/2026	200,000	200,533
Toronto Dominion Bank 5.532% 7/17/2026	130,000	130,271
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.2536% 12/17/2026 (c)(d)	145,000	145,221
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 4.353% 4/5/2027 (c)(d)	70,000	70,189
TOTAL FINANCIALS		4,173,720
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	80,000	79,976
TOTAL CANADA		5,123,870
CHILE - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Americas SA 4% 10/25/2026	144,000	143,437
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	200,000	200,039
FRANCE - 1.3%
Financials - 1.3%
Banks - 1.3%
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	211,000	203,775
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	200,000	197,640
Credit Agricole SA 4.631% 9/11/2028 (b)(d)	250,000	250,191
Societe Generale SA 2.797% 1/19/2028 (b)(d)	200,000	197,810
Societe Generale SA 5.519% 1/19/2028 (b)(d)	200,000	201,120

TOTAL FRANCE		1,050,536
GERMANY - 0.9%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	152,000	152,822
Mercedes-Benz Finance North America LLC 5.2% 8/3/2026 (b)	150,000	150,297
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.71%, 4.3472% 3/10/2028 (b)(c)(d)	200,000	200,103
TOTAL CONSUMER DISCRETIONARY		503,222
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	200,000	198,009
TOTAL GERMANY		701,231
IRELAND - 0.6%
Financials - 0.6%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	200,000	198,466
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	155,000	153,545
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	160,000	160,214
		313,759
TOTAL IRELAND		512,225
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
ENEL Finance International NV 3.5% 4/6/2028 (b)	200,000	196,289
ENEL Finance International NV 4.625% 6/15/2027 (b)	200,000	200,693

TOTAL ITALY		396,982
JAPAN - 1.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	200,401
NTT Finance Corp 5.104% 7/2/2027 (b)	200,000	201,499
TOTAL COMMUNICATION SERVICES		401,900
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	200,000	199,223
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	200,000	197,453
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (d)	204,000	203,505
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	200,000	199,392
Mizuho Financial Group Inc 5.414% 9/13/2028 (d)	200,000	202,447
TOTAL FINANCIALS		1,002,020
TOTAL JAPAN		1,403,920
NETHERLANDS - 0.7%
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,237
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	249,000	246,514
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	100,000	100,091
TOTAL INFORMATION TECHNOLOGY		346,605
TOTAL NETHERLANDS		596,842
SWEDEN - 0.5%
Financials - 0.5%
Banks - 0.5%
Swedbank AB 5.337% 9/20/2027 (b)	200,000	202,613
Swedbank AB 6.136% 9/12/2026 (b)	200,000	201,110

TOTAL SWEDEN		403,723
UNITED KINGDOM - 5.1%
Financials - 4.9%
Banks - 4.4%
Barclays PLC 5.674% 3/12/2028 (d)	200,000	201,763
Barclays PLC 6.496% 9/13/2027 (d)	200,000	201,123
Barclays PLC 7.385% 11/2/2028 (d)	200,000	207,439
HSBC Holdings PLC 4.041% 3/13/2028 (d)	200,000	199,459
HSBC Holdings PLC 4.755% 6/9/2028 (d)	200,000	200,521
HSBC Holdings PLC 5.21% 8/11/2028 (d)	200,000	201,632
HSBC Holdings PLC 5.887% 8/14/2027 (d)	200,000	200,564
HSBC Holdings PLC 7.39% 11/3/2028 (d)	200,000	207,665
Lloyds Banking Group PLC 3.75% 3/18/2028 (d)	210,000	209,025
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	200,000	201,239
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	200,000	204,549
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	200,000	200,583
NatWest Group PLC 1.642% 6/14/2027 (d)	200,000	199,776
NatWest Group PLC 3.073% 5/22/2028 (d)	200,000	197,421
NatWest Group PLC 5.583% 3/1/2028 (d)	200,000	201,672
Standard Chartered PLC 2.608% 1/12/2028 (b)(d)	200,000	197,707
Standard Chartered PLC 6.301% 1/9/2029 (b)(d)	203,000	208,211
Standard Chartered PLC 7.767% 11/16/2028 (b)(d)	200,000	209,114
		3,649,463
Financial Services - 0.5%
Nationwide Building Society 2.972% 2/16/2028 (b)(d)	205,000	202,808
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	200,000	201,592
		404,400
TOTAL FINANCIALS		4,053,863
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	170,000	175,648
TOTAL UNITED KINGDOM		4,229,511
UNITED STATES - 31.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.3% 6/1/2027	261,000	256,062
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	241,000	240,052
TOTAL COMMUNICATION SERVICES		496,114
Consumer Discretionary - 2.8%
Automobiles - 1.5%
General Motors Financial Co Inc 1.5% 6/10/2026	150,000	149,892
General Motors Financial Co Inc 5% 7/15/2027	150,000	150,953
General Motors Financial Co Inc 5.35% 7/15/2027	130,000	131,323
General Motors Financial Co Inc 6% 1/9/2028	238,000	243,008
Hyundai Capital America 4.6% 4/6/2028 (b)	191,000	190,880
Hyundai Capital America 5.65% 6/26/2026 (b)	180,000	180,177
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	130,000	130,572
		1,176,805
Broadline Retail - 0.2%
Amazon.com Inc 4.0744% 3/13/2028 (d)	170,000	170,216
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,005
Specialty Retail - 0.9%
AutoZone Inc 3.75% 6/1/2027	120,000	119,358
Lowe's Cos Inc 3.1% 5/3/2027	200,000	198,154
O'Reilly Automotive Inc 3.6% 9/1/2027	236,000	233,783
O'Reilly Automotive Inc 5.75% 11/20/2026	175,000	176,024
		727,319
TOTAL CONSUMER DISCRETIONARY		2,204,345
Consumer Staples - 1.1%
Beverages - 0.4%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.1362% 11/15/2026 (c)(d)	156,000	156,032
Molson Coors Beverage Co 3% 7/15/2026	160,000	159,761
		315,793
Consumer Staples Distribution & Retail - 0.5%
Mars Inc 4.45% 3/1/2027 (b)	49,000	49,138
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	198,191
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	127,000	127,310
		374,639
Food Products - 0.2%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,780
Kraft Heinz Foods Co 3% 6/1/2026	139,000	139,000
		246,780
TOTAL CONSUMER STAPLES		937,212
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Spectra Energy Partners LP 3.375% 10/15/2026	145,000	144,555
Targa Resources Corp 5.2% 7/1/2027	210,000	211,693
Williams Cos Inc/The 3.75% 6/15/2027	240,000	238,811
TOTAL ENERGY		595,059
Financials - 17.9%
Banks - 10.4%
Bank of America Corp 1.734% 7/22/2027 (d)	160,000	159,404
Bank of America Corp 2.551% 2/4/2028 (d)	175,000	172,898
Bank of America Corp 3.705% 4/24/2028 (d)	250,000	248,538
Bank of America Corp 3.824% 1/20/2028 (d)	281,000	280,099
Bank of America Corp 4.376% 4/27/2028 (d)	198,000	197,935
Bank of America Corp 4.948% 7/22/2028 (d)	150,000	150,952
Bank of America Corp 5.933% 9/15/2027 (d)	168,000	168,822
Citibank NA U.S. SOFR Index + 0.781%, 4.401% 5/29/2027 (c)(d)	250,000	250,783
Citigroup Inc 1.462% 6/9/2027 (d)	140,000	139,912
Citigroup Inc 3.07% 2/24/2028 (d)	70,000	69,346
Citigroup Inc 3.2% 10/21/2026	115,000	114,567
Citigroup Inc 3.887% 1/10/2028 (d)	279,000	278,145
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	109,767
Fifth Third Bancorp 1.707% 11/1/2027 (d)	140,000	138,410
Fifth Third Bancorp 4.055% 4/25/2028 (d)	130,000	129,529
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	110,000	109,904
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	240,000	237,616
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	286,000	283,852
JPMorgan Chase & Co 3.782% 2/1/2028 (d)	289,000	287,929
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	110,000	109,942
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	150,000	150,707
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	150,000	151,619
JPMorgan Chase & Co 6.07% 10/22/2027 (d)	142,000	143,012
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	250,000	250,353
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	250,000	250,522
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	200,000	200,185
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (d)	275,000	276,594
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	126,000	127,765
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	230,000	232,063
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	141,000	141,048
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	250,000	250,757
Truist Bank U.S. SOFR Index + 0.66%, 4.2634% 1/27/2029 (c)(d)	250,000	249,825
Truist Financial Corp 4.123% 6/6/2028 (d)	240,000	239,469
Truist Financial Corp 4.873% 1/26/2029 (d)	104,000	104,651
Truist Financial Corp 6.047% 6/8/2027 (d)	180,000	180,068
US Bancorp 2.215% 1/27/2028 (d)	130,000	128,182
US Bancorp 4.548% 7/22/2028 (d)	275,000	275,452
US Bancorp 6.787% 10/26/2027 (d)	273,000	275,601
Wells Fargo & Co 2.393% 6/2/2028 (d)	99,000	97,085
Wells Fargo & Co 3% 10/23/2026	148,000	147,402
Wells Fargo & Co 3.196% 6/17/2027 (d)	210,000	209,886
Wells Fargo & Co 3.526% 3/24/2028 (d)	180,000	178,755
Wells Fargo & Co 3.584% 5/22/2028 (d)	265,000	262,956
Wells Fargo & Co 4.9% 1/24/2028 (d)	230,000	230,784
Wells Fargo & Co 5.707% 4/22/2028 (d)	120,000	121,367
		8,514,458
Capital Markets - 4.6%
Athene Global Funding 2.95% 11/12/2026 (b)	140,000	139,096
Athene Global Funding 4.95% 1/7/2027 (b)	108,000	108,292
Athene Global Funding 5.339% 1/15/2027 (b)	130,000	130,565
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	180,000	180,133
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 4.4409% 7/21/2028 (c)(d)	199,000	199,491
Equitable America Global Funding 3.95% 9/15/2027 (b)	150,000	148,810
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	87,000	86,880
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	210,000	208,056
Goldman Sachs Group Inc/The 3.5% 11/16/2026	140,000	139,616
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	235,000	233,511
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	225,000	223,439
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	140,000	139,029
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (d)	150,000	150,000
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)	140,000	140,966
Intercontinental Exchange Inc 4% 9/15/2027	191,000	190,407
LPL Holdings Inc 4.625% 11/15/2027 (b)	140,000	139,501
Morgan Stanley 1.512% 7/20/2027 (d)	170,000	169,330
Morgan Stanley 4.21% 4/20/2028 (d)	230,000	229,712
Morgan Stanley 5.652% 4/13/2028 (d)	281,000	283,973
Morgan Stanley U.S. SOFR Index + 1.02%, 4.6391% 4/13/2028 (c)(d)	100,000	100,302
S&P Global Inc 2.45% 3/1/2027	200,000	197,598
State Street Corp 4.543% 4/24/2028 (d)	191,000	191,422
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	62,000	62,262
		3,792,391
Consumer Finance - 1.1%
American Express Co 4.009% 2/9/2029 (d)	200,000	198,609
American Express Co 5.098% 2/16/2028 (d)	222,000	223,250
American Express Co 5.389% 7/28/2027 (d)	140,000	140,259
Capital One Financial Corp 7.149% 10/29/2027 (d)	150,000	151,578
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.2693% 5/14/2027 (c)(d)	150,000	150,590
		864,286
Financial Services - 0.5%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	108,000	107,178
CNH Industrial Capital LLC 4.5% 10/8/2027	271,000	271,014
		378,192
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	49,000	49,078
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	80,112
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	139,538
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	251,000	241,394
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	150,512
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	301,000	304,233
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,930
		1,064,797
TOTAL FINANCIALS		14,614,124
Health Care - 2.1%
Biotechnology - 0.2%
AbbVie Inc 3.775% 3/3/2028	195,000	193,398
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.321% 9/23/2027	200,000	199,721
Health Care Providers & Services - 0.9%
Cigna Group/The 3.4% 3/1/2027	200,000	198,587
CVS Health Corp 1.3% 8/21/2027	85,000	81,899
CVS Health Corp 2.875% 6/1/2026	163,000	163,001
CVS Health Corp 3% 8/15/2026	91,000	90,773
CVS Health Corp 3.625% 4/1/2027	140,000	139,318
		673,578
Pharmaceuticals - 0.8%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	210,000	210,090
Haleon US Capital LLC 3.375% 3/24/2027	250,000	248,360
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.0942% 9/15/2027 (c)(d)	152,000	152,227
Pfizer Inc U.S. SOFR Index + 0.5%, 4.0562% 11/15/2027 (c)(d)	44,000	44,114
		654,791
TOTAL HEALTH CARE		1,721,488
Industrials - 1.9%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	200,000	199,595
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	160,000	158,143
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	140,000	139,113
Machinery - 0.9%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	170,000	170,046
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.3069% 10/16/2026 (c)(d)	150,000	150,244
Eaton Corp 3.85% 3/6/2028	200,000	198,474
Parker-Hannifin Corp 4.25% 9/15/2027	250,000	249,953
		768,717
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 1.875% 8/15/2026	150,000	149,148
Sumisho Air Lease Corp 2.2% 1/15/2027	100,000	98,633
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)	62,000	61,690
		309,471
TOTAL INDUSTRIALS		1,575,039
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	70,000	70,065
Dell International LLC / EMC Corp 4.9% 10/1/2026	150,000	150,174
Dell International LLC / EMC Corp 5.25% 2/1/2028	286,000	289,895
		510,134
Software - 0.5%
Oracle Corp 2.65% 7/15/2026	105,000	104,801
Roper Technologies Inc 3.8% 12/15/2026	145,000	144,752
VMware LLC 1.4% 8/15/2026	150,000	149,142
		398,695
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.05% 9/15/2027	70,000	69,712
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	45,045
		114,757
TOTAL INFORMATION TECHNOLOGY		1,023,586
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	89,358
Real Estate - 1.3%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	150,000	149,779
Health Care REITs - 0.3%
Healthpeak OP LLC 1.35% 2/1/2027	240,000	235,360
Retail REITs - 0.1%
Realty Income Corp 3% 1/15/2027	150,000	148,872
Specialized REITs - 0.7%
American Tower Corp 3.375% 10/15/2026	140,000	139,617
American Tower Corp 3.55% 7/15/2027	155,000	153,781
American Tower Corp 3.65% 3/15/2027	190,000	189,164
Crown Castle Inc 1.05% 7/15/2026	90,000	89,662
		572,224
TOTAL REAL ESTATE		1,106,235
Utilities - 1.9%
Electric Utilities - 0.9%
DTE Electric Co 4.25% 5/14/2027	25,000	25,049
Duke Energy Corp 2.65% 9/1/2026	91,000	90,656
FirstEnergy Corp 3.9% 7/15/2027 (e)	281,000	279,222
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 3.9142% 9/15/2026 (c)(d)	100,000	100,003
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	67,000	67,291
Oncor Electric Delivery Co LLC 4.5% 3/20/2027	134,000	134,393
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,070
		720,684
Multi-Utilities - 1.0%
Dominion Energy Inc 2.85% 8/15/2026	100,000	99,720
DTE Energy Co 2.85% 10/1/2026	140,000	139,378
DTE Energy Co 4.95% 7/1/2027	40,000	40,270
NiSource Inc 3.49% 5/15/2027	170,000	168,881
WEC Energy Group Inc 1.375% 10/15/2027	161,000	154,740
WEC Energy Group Inc 4.75% 1/15/2028	150,000	150,717
WEC Energy Group Inc 5.6% 9/12/2026	80,000	80,222
		833,928
TOTAL UTILITIES		1,554,612
TOTAL UNITED STATES		25,917,172
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $40,754,027)		40,784,559

U.S. Treasury Obligations - 31.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/18/2026	3.63	4,000,000	3,993,139
US Treasury Bills 0% 7/2/2026	3.61	4,000,000	3,987,548
US Treasury Bills 0% 7/9/2026	3.59 to 3.63	4,000,000	3,984,683
US Treasury Notes 3.375% 12/31/2027	3.47 to 3.95	4,252,000	4,212,138
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	3,237,200	3,234,266
US Treasury Notes 3.625% 8/31/2027	3.48 to 3.61	2,025,000	2,017,090
US Treasury Notes 3.75% 4/30/2028	3.88 to 3.96	1,700,000	1,692,031
US Treasury Notes 4.125% 1/31/2027	3.62 to 4.08	2,850,000	2,855,678
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,001,356)			25,976,573

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,377,630)	3.67	1,377,354	1,377,630

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $82,035,977)	82,038,910
NET OTHER ASSETS (LIABILITIES) - 0.3%	228,702
NET ASSETS - 100.0%	82,267,612

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,154,124 or 19.6% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,669,493	31,783,986	33,075,915	47,263	66	-	1,377,630	1,377,354	0.0%
Total	2,669,493	31,783,986	33,075,915	47,263	66	-	1,377,630

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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